FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy of Plan's and Master Trust's Assets and Liabilities at Fair Value (Details) - EBP 610255 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	$ 153,963,021	$ 144,747,355
Master Trust’s investments:	2,771,456,653	2,702,921,415
Participant-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	122,660,701	106,865,384
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	31,302,320	37,881,971
Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	15,191,507	37,881,971
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	153,963,021	144,747,355
Master Trust’s investments:	177,940,981	629,417,761
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Participant-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	122,660,701	106,865,384
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	31,302,320
Master Trust’s investments:	177,004,219	627,105,706
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:		37,881,971
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	911,625	701,559
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Government bonds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	25,137	18,117
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:		1,592,379
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	153,963,021	144,747,355
Master Trust’s investments:	177,915,844	629,399,644
Level 1 | Participant-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	122,660,701	106,865,384
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	31,302,320
Master Trust’s investments:	177,004,219	627,105,706
Level 1 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:		37,881,971
Level 1 | Preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	911,625	701,559
Level 1 | Government bonds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	0	0
Level 1 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:		1,592,379
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	0	0
Master Trust’s investments:	25,137	18,117
Level 2 | Participant-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	0
Master Trust’s investments:	0	0
Level 2 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:		0
Level 2 | Preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	0	0
Level 2 | Government bonds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	25,137	18,117
Level 2 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:		0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	0	0
Master Trust’s investments:	0	0
Level 3 | Participant-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:	0
Master Trust’s investments:	0	0
Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s investments, excluding interest in Master Trust:		0
Level 3 | Preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	0	0
Level 3 | Government bonds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	0	0
Level 3 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:		0
NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust’s investments:	$ 2,593,515,672	$ 2,073,503,654